LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Basic Loss Per Share
The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Loss attributed to ordinary shares	(15,841)	(24,352)	(22,962)
Number of shares used in basic calculation (in thousands)	56,145	89,971	108,596

	in USD
Basic and diluted loss per ordinary share	(0.28)	(0.27)	(0.21)